Share-Based Payment (Tables)	12 Months Ended
Dec. 31, 2017
Share-Based Payment
Compensation Cost [Table Text Block]
	2017	2016	2015
Performance stock units	$395	$480	$299
Restricted stock and stock units	90	152	147
Other nonvested stock units	(5)	21	5
Total	$480	$653	$451
Income tax benefit	$184	$250	$172

Status Of Nonvested Stock Units Activity And Changes During Year [Table Text Block]
Nonvested Stock Units	Shares	Weighted-Average Grant-Date Fair Value
Nonvested at January 1, 2017	31	$35.57
Granted	13	41.17
Vested	(14)	34.70
Forfeited	(1)	37.48
Nonvested at December 31, 2017	29	$38.35